State Street SPDR SP Emerging Markets Small Cap ETF Average Annual Total Returns	12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Emerging Under USD2 Billion Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.22%		8.34%		8.83%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	20.65%	7.91%	8.61%	8.41%
State Street SPDR SP Emerging Markets Small Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent	14.66%		7.70%		8.52%
State Street SPDR SP Emerging Markets Small Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.70%		7.07%		7.79%
State Street SPDR SP Emerging Markets Small Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.06%		6.04%		6.77%